UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        08/13/2008
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      1072967
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Apple Computer                  COM             037833100    37379   223239 SH       SOLE                   223239
ARCHER DANIELS MIDLAND CO       COM             039483102    26939   798206 SH       SOLE                   798206
AMAZON.COM                      COM             023135106    34499   470464 SH       SOLE                   470464
Burlington Northern Santa Fe    COM             12189T104    36907   369478 SH       SOLE                   369478
CATERPILLAR INC DEL             COM             149123101    35553   481613 SH       SOLE                   481613
Colgate-Palmolive Co            COM             194162103    31134   450558 SH       SOLE                   450558
Consolidated Energy Inc.        COM             20854P109    59693   531220 SH       SOLE                   531220
ConocoPhillips                  COM             20825C104    40393   427936 SH       SOLE                   427936
CSX CORP                        COM             126408103    41937   667685 SH       SOLE                   667685
DIRECTV GROUP INC               COM             25459L106    40279  1554564 SH       SOLE                  1554564
EOG RESOURCES                   COM             26875P101    39474   300867 SH       SOLE                   300867
EXPRESS SCRIPTS                 COM             302182100    33412   532717 SH       SOLE                   532717
GENERAL ELECTRIC CO             COM             369604103    25989   973726 SH       SOLE                   973726
GAMESTOP CORP                   COM             36467W109    28259   699476 SH       SOLE                   699476
Halliburton Co.                 COM             406216101    44034   829731 SH       SOLE                   829731
HEWLETT PACKARD CO              COM             428236103    35583   804860 SH       SOLE                   804860
INTERNATIONAL BUSINESS MACHS    COM             459200101    37821   319086 SH       SOLE                   319086
Johnson Controls                COM             478366107    30302  1056563 SH       SOLE                  1056563
LEHMAN BROS HLDGS INC           COM             524908100    14500   731961 SH       SOLE                   731961
MCDONALDS CORP                  COM             580135101    36125   642566 SH       SOLE                   642566
MONSANTO CO NEW                 COM             61166W101    40764   322401 SH       SOLE                   322401
Microsoft                       COM             594918104    29621  1076743 SH       SOLE                  1076743
Nat'l Oilwell Varco             COM             637071101    50245   566335 SH       SOLE                   566335
ORACLE CORP                     COM             68389X105    37435  1782604 SH       SOLE                  1782604
ROHM & HAAS CO                  COM             775371107    30688   660802 SH       SOLE                   660802
DONNELLEY R R & SONS CO         COM             257867101    30748  1035629 SH       SOLE                  1035629
Raytheon Co                     COM             755111507    30079   534454 SH       SOLE                   534454
Schlumberger                    COM             806857108    39818   370641 SH       SOLE                   370641
AT&T INC                        COM             00206R102    34901  1035938 SH       SOLE                  1035938
WAL MART STORES INC             COM             931142103    38456   684274 SH       SOLE                   684274